Cash and Cash Equivalents/Bank Overdraft (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents/Bank Overdraft [Abstract]
Schedule of Cash and Cash Equivalents/Bank Overdraft
	As of December 31,
	2023	2024
	USD’000	USD’000
Cash at banks	36,709	43,008
Cash on hand	2	7
Cash and cash equivalents presented in the consolidated statements of financial position	36,711	43,015
Bank overdraft	(2,545)	—
Cash and cash equivalents presented in the consolidated statements of cash flows	34,166	43,015